Convertible loans - Schedule of the first tranche (Details) - Disbursement upon completion of IPO - USD ($) $ in Thousands	May 19, 2020	Apr. 24, 2020
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 65,000	$ 65,000
Gross proceeds
Disclosure of detailed information about borrowings [line items]
Borrowings		65,000
Gross proceeds | Embedded derivative
Disclosure of detailed information about borrowings [line items]
Borrowings		27,797
Gross proceeds | Residual loan
Disclosure of detailed information about borrowings [line items]
Borrowings		37,203
Less: transaction costs
Disclosure of detailed information about borrowings [line items]
Borrowings		(3,673)
Less: transaction costs | Embedded derivative
Disclosure of detailed information about borrowings [line items]
Borrowings		(1,571)
Less: transaction costs | Residual loan
Disclosure of detailed information about borrowings [line items]
Borrowings		(2,102)
Net
Disclosure of detailed information about borrowings [line items]
Borrowings		61,327
Net | Embedded derivative
Disclosure of detailed information about borrowings [line items]
Borrowings		26,226
Net | Residual loan
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 35,101